September 16, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Variable Portfolios, Inc.
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 62 (an “Amendment”) to the Registration Statement of ING Variable Portfolios, Inc. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on November 30, 2011.

This Amendment is being filed for the purpose of registering a new series, ING Emerging Markets Index Portfolio. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments LLC

Philip A. Newman, Esq.
Goodwin Procter LLP